Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	tusmf
Entity Registrant Name	QWICK MEDIA INC.
Entity Central Index Key	0001128790
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	71,128,456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	$ 143,280	$ 728,575
Accounts receivable	152,922	381,955
Inventory	344,208	296,382
Prepaid expenses	889	49,510
Total Current Assets	641,299	1,456,422
Property and Equipment	80,338	86,426
Total Assets	721,637	1,542,848
Current
Accounts payable and accrued liabilities	174,393	111,831
Due to related parties	2,073,960	109,309
Accrued dividends payable	227,241	23,891
Total Liabilities	2,475,594	245,031
Redeemable Preferred Stock	2,027,945	2,027,945
STOCKHOLDERS' DEFICIENCY
Common Stock	71,128	71,128
Additional Paid-in Capital	4,826,099	4,744,921
Deficit Accumulated During The Development Stage	(8,679,129)	(5,546,177)
Total Stockholders' Deficiency	(3,781,902)	(730,128)
Total Liabilities and Stockholders' Deficiency	$ 721,637	$ 1,542,848

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Revenue	$ 146,619	$ 84,145	$ 2,718	$ 239,633
Expenses
Advertising and promotion	89,126	149,372	8,610	244,926
Amortization	42,918	26,284	320	69,498
Consulting fees	94,880	277,825	74,136	458,362
Filing fees	11,730	13,997	838	42,745
Foreign exchange	(17,380)	8,252	62,198	314,647
Interest and bank charges	210,352	56,147	19,669	480,543
Management fees	256,962	242,326	104,056	793,566
Mineral property exploration expenditures	0	0	0	8,500
Mineral property option payments	0	0	0	3,428
Office and administrative	428,285	527,438	66,664	995,014
Oil and gas property development expenditures	0	0	0	202,686
Professional fees	159,262	98,617	123,878	669,451
Rent	203,931	178,706	0	421,524
Salaries, wages and benefits	1,675,220	1,135,857	445,834	3,250,398
Software development costs	0	442,579	179,222	638,660
Travel	124,285	102,744	19,490	288,102
Total Expenses	3,279,571	3,260,144	1,104,915	8,882,050
Net Loss For The Period	$ (3,132,952)	$ (3,175,999)	$ (1,102,197)	$ (8,642,417)
Basic And Diluted Loss Per Common Share	$ (0.04)	$ (0.05)	$ (0.02)
Weighted Average Number Of Common Shares Outstanding	71,128,000	61,940,000	51,313,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Cash Flows (Used In) Operating Activities Provided By:
Net loss for the period	$ (3,132,952)	$ (3,175,999)	$ (1,102,197)	$ (8,642,417)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization	42,918	26,284	320	69,498
Foreign exchange loss	0	0	0	226,512
Stock-based compensation	81,178	195,399	0	276,577
Changes in operating assets and liabilities:
Accounts receivable	(49,680)	(330,875)	(49,407)	(430,335)
Prepaid expenses	48,621	(49,510)	0	(889)
Inventory	(47,826)	(179,294)	(117,088)	(345,920)
Due to and from related parties	2,243,364	109,309	626,933	3,084,891
Accrued dividends payable	203,350	23,891	0	227,241
Accounts payable and accrued liabilities	62,562	74,252	49,121	462,011
Net Cash Provided by (Used in) Operating Activities	(548,465)	(3,306,543)	(592,318)	(5,072,831)
Investing Activities
Subsidiary cash upon acquisition	0	0	0	15,465
Purchase of property and equipment	(36,830)	(59,732)	(41,873)	(138,434)
Net Cash Provided by (Used in) Investing Activities	(36,830)	(59,732)	(41,873)	(122,969)
Financing Activities
Proceeds from share issuances	0	1,217,002	1,385,000	2,678,002
Proceeds from notes payable	0	1,000,000	111,950	1,661,078
Proceeds from preferred shares	0	1,000,000	0	1,000,000
Net Cash Provided by (Used in) Financing Activities	0	3,217,002	1,496,950	5,339,080
Net (Decrease) Increase In Cash	(585,295)	(149,273)	862,759	143,280
Cash, Beginning Of Period	728,575	877,848	15,089	0
Cash, End Of Period	143,280	728,575	877,848	143,280
Non-cash Financing Activities
Common stock issued to settle debt	0	403,211	0	984,841
Supplemental Disclosure of Cash Flow Information
Interest paid	0	0	0	0
Income taxes paid	$ 0	$ 0	$ 0	$ 0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIENCY) EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	SHARE SUBSCRIPTION RECEIVED [Member]	DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE [Member]	CUMULATIVE TRANSLATION ADJUSTMENT [Member]	Total
Beginning Balance at Oct. 05, 2000
November 2000 - Shares issued for cash at $0.001	$ 6,500					$ 6,500
November 2000 - Shares issued for cash at $0.001 (Shares)	6,500,000
November 2000 - Shares issued for cash at $0.01	6,000	54,000				60,000
November 2000 - Shares issued for cash at $0.01 (Shares)	6,000,000
December 2000 - Shares issued for cash at $0.25	38	9,462				9,500
December 2000 - Shares issued for cash at $0.25 (Shares)	38,000
Translation adjustment					660	660
Net loss for the year				(7,310)		(7,310)
Ending Balance at Dec. 31, 2000	12,538	63,462		(7,310)	660	69,350
Ending Balance (Shares) at Dec. 31, 2000	12,538,000
Translation adjustment					(752)	(752)
Net loss for the year				(54,811)		(54,811)
Ending Balance at Dec. 31, 2001	12,538	63,462		(62,121)	(92)	13,787
Ending Balance (Shares) at Dec. 31, 2001	12,538,000
Translation adjustment					16	16
Net loss for the year				(24,972)		(24,972)
Ending Balance at Dec. 31, 2002	12,538	63,462		(87,093)	(76)	(11,169)
Ending Balance (Shares) at Dec. 31, 2002	12,538,000
Translation adjustment					(205)	(205)
Net loss for the year				(271,508)		(271,508)
Ending Balance at Dec. 31, 2003	12,538	63,462		(358,601)	(281)	(282,882)
Ending Balance (Shares) at Dec. 31, 2003	12,538,000
Translation adjustment					281	281
Net loss for the year				(72,049)		(72,049)
Ending Balance at Dec. 31, 2004	12,538	63,462		(430,650)		(354,650)
Ending Balance (Shares) at Dec. 31, 2004	12,538,000
Net loss for the year				(49,562)		(49,562)
Ending Balance at Dec. 31, 2005	12,538	63,462		(480,212)		(404,212)
Ending Balance (Shares) at Dec. 31, 2005	12,538,000
Net loss for the year				(67,488)		(67,488)
Ending Balance at Dec. 31, 2006	12,538	63,462		(547,700)		(471,700)
Ending Balance (Shares) at Dec. 31, 2006	12,538,000
Net loss for the year				(74,191)		(74,191)
Ending Balance at Dec. 31, 2007	12,538	63,462		(621,891)		(545,891)
Ending Balance (Shares) at Dec. 31, 2007	12,538,000
Net loss for the year				(104,412)		(104,412)
Ending Balance at Dec. 31, 2008	12,538	63,462		(726,303)		(650,303)
Beginning Balance (Shares) at Dec. 31, 2008	12,538,000
September 2009 - Shares issued for settling debt at $0.015	38,775	542,855				581,630
September 2009 - Shares issued for settling debt at $0.015 (Shares)	38,775,366
Shares issued pursuant to share exchange agreement	4,789	953,018		(190,387)		767,420
Shares issued pursuant to share exchange agreement (Shares)	4,789,035
Net loss for the year				(351,291)		(351,291)
Ending Balance at Dec. 31, 2009	56,102	1,559,335		(1,267,981)		347,456
Ending Balance (Shares) at Dec. 31, 2009	56,102,401
Share subscriptions received			1,385,000			1,385,000
Stock-based compensation						0
Net loss for the year				(1,102,197)		(1,102,197)
Ending Balance at Dec. 31, 2010	56,102	1,559,335	1,385,000	(2,370,178)		630,259
Beginning Balance (Shares) at Dec. 31, 2010	56,102,401
September 2009 - Shares issued for settling debt at $0.015 (Shares)	2,016,055
Shares issued for cash at $0.20 per share	13,010	2,588,992	(1,385,000)			1,217,002
Shares issued for cash at $0.20 per share (Shares)	13,010,000
Shares issued to settle debt at $0.20	2,016	401,195				403,211
Stock-based compensation		195,399				195,399
Net loss for the year				(3,175,999)		(3,175,999)
Ending Balance at Dec. 31, 2011	71,128	4,744,921		(5,546,177)		(730,128)
Ending Balance (Shares) at Dec. 31, 2011	71,128,456
Shares issued pursuant to share exchange agreement (Shares)						4,789,035
Stock-based compensation		81,178				81,178
Net loss for the year				(3,132,952)		(3,132,952)
Ending Balance at Dec. 31, 2012	$ 71,128	$ 4,826,099		$ (8,679,129)		$ (3,781,902)
Ending Balance (Shares) at Dec. 31, 2012	71,128,456

NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.    NATURE OF OPERATIONS AND GOING CONCERN

a)      Organization

Qwick Media Inc. (“the Company”) is governed by the corporate laws of the Cayman Islands.  It is currently a reporting issuer in the Province of British Columbia, Canada.  Principal executive offices are located in Vancouver, British Columbia, Canada.  The registered office is in the Cayman Islands.

The Company was incorporated on October 5, 2000 under the laws of the State of Nevada.  Effective June 26, 2006, it re-domiciled from the State of Nevada to the State of Washington.  Effective July 7, 2009, it re-domiciled from the State of Washington to the State of Wyoming for the sole purpose of effecting a continuance to the Cayman Islands.  Effective July 28, 2009, the Company re-domiciled to the Cayman Islands and became a foreign private issuer with the US Securities and Exchange Commission (“SEC”).

On October 6, 2009, the Company changed its name from “Tuscany Mineral, Ltd.” to “Tuscany Minerals Ltd.”.  On June 22, 2010, the Company changed its name to “Qwick Media Inc.”

On January 28, 2011, the Company completed the acquisition of Qeyos Ad Systems Inc. (“Qeyos”), pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos. As a result of the acquisition of the Qeyos shares, the Company ceased to be a shell company and is now in the business of developing interactive proprietary software, intellectual property and hardware.

On April 19, 2011, the Company incorporated Wuxi Xun Fu Information Technology Co., Ltd. in China, a wholly-owned subsidiary of the Company.

For accounting purposes, the acquisition is being accounted for at historical carrying values in a manner similar to the pooling of interests method since the chief executive officer and controlling shareholder of the Company is also the chief executive officer and controlling shareholder of Qeyos.  Transfers or exchanges of equity instruments between entities under common control are recorded at the carrying amount of the transferring entity at the date of transfer and fair value, goodwill or other intangible asset adjustments are not recorded. Our consolidated financial statements and reported results of operations reflect these carryover values, and our reported results of operations and stockholders’ equity have been retroactively restated for all periods presented to reflect the results of operations of Qeyos and the Company as if the acquisition had occurred on September 30, 2009, the date the Company and Qeyos commenced common control.

For all periods presented, all significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.

Condensed combined summaries of operations for the year ended December 31, 2010 is presented below:

	Year Ended December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$2,718	$-	$2,718

Expenses
Advertising and promotion	-	8,610	-	8,610
Amortization	-	320	-	320
Consulting fees	-	74,136	-	74,136
Filing and stock transfer fees	838	−	-	838
Foreign exchange	-	71,045	(8,847)	62,198
Interest and bank charges	19,097	572	-	19,669
Management fees	78,903	25,153	-	104,056
Office and administrative	13,452	53,212	-	66,664
Professional fees	75,726	48,152	-	123,878
Salaries, wages and benefits	-	445,834	-	445,834
Software development costs	-	179,222	-	179,222
Travel	-	19,490	-	19,490
Total Expenses	188,016	925,746	(8,847)	1,104,915

Net Loss For The Year	$(188,016)	$(923,028)	$8,847	$(1,102,197)

b)	Development Stage Activities

The Company had been in the exploration stage since its formation and had not realized any revenues during the exploration stage.  The Company had previous exploration activities in the natural gas and oil business in 2003 and in the acquisition and exploration of mining properties prior to 2003. As at December 31, 2010, the Company was an inactive shell company.

On January 28, 2011, the Company acquired Qeyos Ad Systems Inc., which is in the business of developing and customizing software and hardware for use in digital media kiosks.  Accordingly, the Company ceased to be an inactive shell company and became a development stage company.

c)      Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As shown in the accompanying consolidated financial statements, the Company has incurred accumulated losses of $8,679,129 for the period from October 5, 2000 (inception) to December 31, 2012. The future of the Company is dependent upon its ability to obtain adequate financing and upon future profitable operations. Management has plans to seek additional capital financing through private placement and a public offering of the Company’s common stock and from the issuance of promissory notes. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and are expressed in US dollars. These consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly owned subsidiaries, Qeyos Ad Systems Inc., incorporated in Canada, and Wuxi Xun Fu Information Technology Co., Ltd., incorporated in China.  The Company’s fiscal year-end is December 31. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgement.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a)     Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits.  For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.  The Company had no cash equivalents at December 31, 2012 and 2011.

b)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.  Management evaluates estimates and judgments on an ongoing basis.  Actual results could differ from these estimates.  The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, stock based compensation, valuation of accounts receivable and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

c)     Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

The Company has granted a software license which provides for the right to receive payment of a royalty fee based on a percentage of revenues earned by the licensee from the use of the software. Royalty revenues arising from software licenses with an undefined or expected term exceeding three years are generally recognized as received or receivable when the other revenue criteria noted above are satisfied
.
d)    Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized.
To December 31, 2012, software development costs have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

In accordance with ASC 985-705, software modification costs to satisfy hardware upgrades and changes in system configurations are treated as maintenance costs. Maintenance costs are expensed as incurred or recognized with related revenues, whichever occurs first.

e)     Inventory

Inventory is recorded at the lower of cost or market with cost being determined on the weighted average method.  When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value.  The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business less the estimated costs of completion and estimated costs to make the sale.  Inventory consists of computers, general, monitors, printers, modems, and parts and enclosures.

f)     Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware                                                      30% declining-balance
Computer software                                                       50% declining-balance
Office furniture                                                              20% declining-balance
Equipment                                                                      30% declining-balance
Leasehold improvements                                            straight-line over the term of the lease

g)     Foreign Currency Translation

The Company’s functional currency is the U.S. dollar.  Transactions in foreign currency are translated in accordance with SFAS 52, Foreign Currency Translation (codified in ASC Topic 830, Foreign Currency Matters), into U.S. dollars and reporting as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;
ii)	non-monetary items at the historical exchange rate;
iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.
Gains and losses on foreign currency transactions are reported in the statements of operations.

h)     Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share.  Under these provisions, basic loss per share is computed using the weighted average number of common stock outstanding during the periods.  Diluted loss per share is computed using the weighted average number of common and potentially dilutive common stock outstanding during the period.  As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same as the exercise of options or warrants would be anti-dilutive.

i)      Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

·	Level 1 – defined as observable inputs such as quoted prices in active markets;
·	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
·	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Cash consists of cash on deposit with a high quality major financial institution.  The carrying cost approximates fair value due to the liquidity of these deposits.  The carrying amounts of other financial assets and liabilities comprising accounts receivable, accounts payable and accrued liabilities, due to related parties, promissory notes and notes payable, were a reasonable approximation of their fair value.

j)      Income Taxes

The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.
k)     Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

l)      Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive items in the consolidated financial statements.  As at December 31, 2012, 2011 and 2010, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

m)    Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction.  The fair value of the common shares issued in exchange for the receipt of goods and services is based on the stock price as of the earliest of:

i)	the date at which the counterparty’s performance is complete;
ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.
The Company has a stock-based compensation plan which is described more fully in Note 9. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable.  Additionally, the Company has determined that the dates used to value the transaction are either:

i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
ii)	The date at which the counter party’s performance is complete.

n)    Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” . The updated guidance requires expanded disclosures for amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. Accordingly, the Company will adopt ASU No. 2013-02 commencing  January 1, 2013. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2012-04, ''Technical Corrections and Improvements ". The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.

In August 2012, the FASB issued ASU No. 2012-03, " Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting StandardsUpdate 2010-22 (SEC Update) " in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU No. 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, " Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment " in Accounting Standards Update No. 2012-02. This update amends ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “ Intangibles Goodwill and Other General Intangibles Other than Goodwill” . The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.

In November 2011, ASC guidance was issued related to disclosures about offsetting assets and liabilities. The new standard requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The update is effective for the Company’s fiscal year beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. In January 2013, ASC guidance was issued to clarify that the disclosure requirements are limited to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY [Text Block]	3. INVENTORY
	2012	2011

Computers	$2,765	$23,654
Monitors	31,146	38,389
Printers	-	19,715
Parts and enclosures	291,301	214,624
General	18,996	-
	$344,208	$296,382

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Text Block]
4.	PROPERTY AND EQUIPMENT
	2012
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$19,569	$19,144
Computer software	1,324	1,182	142
Office furniture	21,012	6,926	14,086
Equipment	41,882	13,257	28,625
Leasehold improvements	47,628	29,287	18,341

	$150,559	$70,221	$80,338

	2011
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$8,336	$30,377
Computer software	1,324	543	781
Office furniture	14,511	1,716	12,795
Equipment	11,929	3,075	8,854
Leasehold improvements	47,628	14,009	33,619

	$114,105	$27,679	$86,426

CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE [Text Block]
5.    CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE

On August 5, 2011, the Company closed a private placement with a company owned by the Company's President and Chief Executive Officer, consisting of a $1,000,000 secured convertible debenture (the “Debenture”).  The Debenture has a maturity date of July 30, 2015, and bears interest at 10% per annum.  Principal and accrued interest on the Debenture may be convertible at any time into common shares of the Company (the “Conversion Shares”) at a deemed conversion price of:

i)	$0.60 per Conversion Share until July 30, 2012;

ii)	$1.00 per Conversion Share between July 31, 2012 and July 30, 2013; and

iii)	$1.50 per Conversion Share between July 31, 2013 and the Maturity Date.

On November 15, 2011, the Company modified the terms of the convertible debenture to allow for the conversion of the principal amount of the Debenture, and accrued interest thereon, into the Company’s Class A Preferred Shares rather than common shares of the Company. As the Company did not grant a concession and the modified terms were not substantially different from the original terms, the Company did not apply extinguishment accounting.  In addition, as the fair value of the debt was not affected by the modification of the terms, no gain or loss on modification was recorded.

Immediately upon the effectiveness of the amendment, the creditor converted the principal amount of the Debenture, and accrued interest thereon, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share.

RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING [Text Block]
6.    RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

For the year ended December 31, 2012, the Company carried out a number of transactions with related parties in the normal course of business.  These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.

The following are related party transactions and amounts owing at December 31, 2012 that are not otherwise disclosed elsewhere:

a)
The Company paid management fees of $Nil (2011 - $Nil ; 2010 - $63,885) to a company controlled by a director for the year ended December 31, 2012. Pursuant to an agreement dated November 1, 2008, the Company entered into an agreement with the same party in which the Company agreed to pay $5,506 (CDN$5,600) per month for management services on a month-to-month basis.

b)	The Company paid management fees of $256,858 (2011 - $256,327 ; 2010 - $Nil) to companies controlled by officers for the year ended December 31, 2012.

c)	The Company recorded stock-based compensation of $50,004 (2011 - $131,118 ; 2010 - $Nil) as consulting fees paid to directors and officers for the year ended December 31, 2012.

d)
As of December 31, 2012, amounts owing to related parties consists of $2,073,965 owed to a director and companies controlled by a director, and $18,815 owed to a company controlled by an officer. The amounts owed are unsecured, non-interest bearing and due on demand.

e)	As of December 31, 2011, amounts owing from related parties consists of $158,474 owed from a director and companies controlled by a director, which is included in accounts receivable.

f)	Interest expensed by the Company relating to notes payable due to a company with a common director amounted to $Nil (2011 - $27,945 ; 2010 - $Nil) for the year ended December 31, 2012.

g)	Interest expensed by the Company relating to notes payable due to a company with a common officer amounted to $Nil (2011 - $Nil ; 2010 - $158) for the year ended December 31, 2012.

h)	On January 28, 2011, the Company issued 4,789,935 common shares of Qeyos to a director of the Company at a fair value of $0.20 per share to settle debt of $957,787.

i)
On January 28, 2011, the Company completed the acquisition of Qeyos, a company controlled by the President of the Company, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each share of Qeyos.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Text Block]
7.     INCOME TAXES

The provision for income taxes differs from the result which would be obtained by applying the statutory income tax rate of 34% (2011 - 34%; 2010 – 34%) to income before income taxes. The difference results from the following items:
	2012	2011	2010

Computed expected (benefit) income taxes	$(1,023,000)	$(1,004,000)	$(375,000)
Increase in valuation allowance	1,023,000	1,004,000	375,000
	$-	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	2012	2011	2010

Deferred income tax asset	$2,768,000	$1,744,000	$740,000
Valuation allowance	(2,768,000)	(1,744,000)	(740,000)
	$-	$-	$-

The Company has net operating losses of approximately $8,140,000 (2011 - $5,131,000 ; 2010 - $2,177,000), which if unutilized, will expire through to 2032. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.

The Company and its subsidiaries file income tax returns in Canada and China.  These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statute of limitations.

CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Text Block]
8.    CAPITAL STOCK

a)	Authorized

At December 31, 2012 and 2011, the Company was authorized to issue the following number and classes of shares:

400,000,000 common shares, $0.001 par value;

100,000,000 preferred shares, $0.001 par value, and series as determined by directors.

b)	Common Stock

On January 28, 2011, the Company issued 10,000,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $2,000,000, of which $1,385,000 was included in share subscriptions at December 31, 2010.

On January 28, 2011, the Board of Directors of the Company authorized the issuance of 637,140 common shares at a price of $0.20 per share in settlement of $127,428 notes and accrued interest payable.

On January 28, 2011, the Company completed the acquisition of Qeyos, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos.

On May 30, 2011, the Board of Directors of the Company authorized the issuance of 1,378,915 common shares at a price of $0.20 per share in settlement of $275,783 notes and accrued interest payable.

On May 30, 2011, the Company issued 3,010,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $602,002.

STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS [Text Block]
9.     STOCK OPTIONS

During the year ended December 31, 2011, the Company adopted a Stock Option Plan under which the Company can grant up to 6,620,230 shares of its common stock to the officers, directors, employees and consultants.

On January 28, 2011, the Company granted 2,400,000 stock options to directors, officers, and employees exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $40,146 (2011 - $185,113) as consulting expense related to these options.

On May 1, 2011, the Company granted 300,000 stock options to a consultant exercisable at $0.20 per share to December 29, 2015. The options vest 50% on the date of grant, 25% on the first anniversary and 25% on the second anniversary.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $29,993 (2011 - $21,832) as consulting expense related to these options.

On July 1, 2011, the Company granted 60,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $963 (2011 - $682) as consulting expense related to these options.

On November 1, 2011, the Company granted 360,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $9,736 (2011 - $682) as consulting expense related to these options.

On March 1, 2012, the Company granted 300,000 stock options to a consultant exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on February 28, 2013. Another 25% vest on the first anniversary and expire on February 28, 2014. The last 25% vest on the second anniversary and expire on February 28, 2015. During the year ended December 31, 2012, the Company recorded stock-based compensation of $340 as consulting expense related to these options.

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair value of stock options granted during the years ended December 31, 2012 and 2011 was $0.001 and $0.10 respectively.  During the year ended December 31, 2012, the Company recorded stock-based compensation of $81,178 (2011 - $195,399) as consulting expense related to the vesting of stock options.

The fair value assumptions used were as follows:
	2012	2011

Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54%	66%
Expected option life (in years)	1.00	4.54 – 5.00

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2010	-	$-	-	$-

Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$-

Granted	300,000	$0.60
Expired	(200,000)	$0.20

Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$-

Exercisable, December 31, 2012	2,040,000	$0.29	2.50	$-

A summary of the status of the Company’s non-vested options at December 31, 2012, and changes during the years ended December 31, 2012 and 2011 are presented below:
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08

Non-vested at December 31, 2012	780,000	$0.08

As at December 31, 2012, there was $9,460 (2011 - $71,342) in total unrecognized compensation cost related to non-vested stock options.

As at December 31, 2012, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
150,000 *	$0.60	February 28, 2013
210,000	$0.60	July 30, 2013
75,000	$0.60	February 28, 2014
105,000	$0.60	July 30, 2014
75,000	$0.60	February 28, 2015
105,000	$0.60	July 30, 2015
2,100,000	$0.20	December 29, 2015
2,820,000

* Subsequent to year-end, these stock options expired unexercised.

REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
REDEEMABLE PREFERRED STOCK [Text Block]
10.   REDEEMABLE PREFERRED STOCK

On November 15, 2011, the Company created one series of the 100,000,000 preferred shares it is authorized to issue, consisting of 25,000,000 shares, to be designated as Class A Preferred Shares. The principal terms of the Class A Preferred Shares are as follows:

Voting rights – The Class A Preferred Shares have voting rights (one vote per share) equal to those of the Company’s common stock.

Dividend rights – The Class A Preferred Shares carry a cumulative cash dividend of 10% per annum.
Conversion rights – The holders of the Class A Preferred Shares have the right to convert the Class A Preferred Shares, from time to time, at the option of the holder, into one common share until July 31, 2015 at the following conversion prices:

i)	$0.60 per Common Share if converted at any time up to and including July 31, 2012;

ii)	$1.00 per Common Share if converted at any time between August 1, 2012 and July 31, 2013; and

iii)	$1.50 per Common Share if converted at any time between August 1, 2013 and July 31, 2015.

Redemption rights – At any time, the holders of the Class A Preferred Shares may elect to have the Company redeem the Class A Preferred Shares for an amount equal to $1.00 per share.   At any time, the Company may redeem the Class A Preferred Shares for an amount equal to $1.00 per share.

The Company has classified the Class A Preferred Shares as temporary equity because they are redeemable beyond the control of the issuer.

The Company completed a private placement with a company owned by the Company's President and Chief Executive Officer, consisting of the issuance of 1,000,000 Class A Preferred Shares at a price of $1.00 per Class A Share for gross proceeds of $1,000,000.

The Company converted the principal amount of a Debenture and accrued interest thereon, into an aggregate of 1,027,945 Class A Preferred Shares, at a conversion price of $1.00 per Class A Preferred Share.
The following table reflects activity in Class A Preferred Shares:

	Number of Class A Preferred Shares	Amount

Balance, December 31, 2010	-	$-

Issuance of preferred shares for cash	1,000,000	1,000,000
Issuance of preferred shares upon conversion of note	1,027,945	1,027,945

Balance, December 31, 2012 and 2011	2,027,945	$2,027,945

COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]
11.    COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below.  Management services provided are on a month-to-month basis.

On February 21, 2012, the Company entered into a consulting agreement.  Pursuant to the agreement, the Company will pay the consultant $6,000 per month for a period of three years commencing March 1, 2012.

The Company has entered into two leases for the provision of office space until January 31, 2014. The Company’s future minimum lease payments for the two leases are as follows:

Fiscal year ending December 31, 2013	$139,000 (Cdn$138,295)
Fiscal year ending December 31, 2014	11,583 (Cdn$11,525)
$150,583 (Cdn$149,820)

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]
12.    FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2012, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

DECEMBER 31, 2012	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$143,280	$143,280	$143,280

DECEMBER 31, 2011	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$728,575	$728,575	$728,575

Due to the nature of cash, accounts receivable, accounts payable, and redeemable preferred stock, the fair value of these instruments approximated their carrying value.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION [Text Block]	13. SEGMENTED INFORMATION The Company’s business is considered as operating in one segment being the development of software and hardware for use in digital media kiosks.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Policy Text Block]
a)     Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits.  For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.  The Company had no cash equivalents at December 31, 2012 and 2011.

Use of Estimates and Assumptions [Policy Text Block]
b)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.  Management evaluates estimates and judgments on an ongoing basis.  Actual results could differ from these estimates.  The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, stock based compensation, valuation of accounts receivable and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

Revenue Recognition [Policy Text Block]
c)     Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

The Company has granted a software license which provides for the right to receive payment of a royalty fee based on a percentage of revenues earned by the licensee from the use of the software. Royalty revenues arising from software licenses with an undefined or expected term exceeding three years are generally recognized as received or receivable when the other revenue criteria noted above are satisfied

Software Development Costs [Policy Text Block]
d)    Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized.
To December 31, 2012, software development costs have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

In accordance with ASC 985-705, software modification costs to satisfy hardware upgrades and changes in system configurations are treated as maintenance costs. Maintenance costs are expensed as incurred or recognized with related revenues, whichever occurs first.

Inventory [Policy Text Block]
e)     Inventory

Inventory is recorded at the lower of cost or market with cost being determined on the weighted average method.  When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value.  The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business less the estimated costs of completion and estimated costs to make the sale.  Inventory consists of computers, general, monitors, printers, modems, and parts and enclosures.

Equipment and Amortization [Policy Text Block]
f)     Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware                                                      30% declining-balance
Computer software                                                       50% declining-balance
Office furniture                                                              20% declining-balance
Equipment                                                                      30% declining-balance
Leasehold improvements                                            straight-line over the term of the lease

Foreign Currency Transactions and Translations Policy [Policy Text Block]
g)     Foreign Currency Translation

The Company’s functional currency is the U.S. dollar.  Transactions in foreign currency are translated in accordance with SFAS 52, Foreign Currency Translation (codified in ASC Topic 830, Foreign Currency Matters), into U.S. dollars and reporting as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;
ii)	non-monetary items at the historical exchange rate;
iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.
Gains and losses on foreign currency transactions are reported in the statements of operations.

Basic and Diluted Loss Per Share [Policy Text Block]
h)     Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share.  Under these provisions, basic loss per share is computed using the weighted average number of common stock outstanding during the periods.  Diluted loss per share is computed using the weighted average number of common and potentially dilutive common stock outstanding during the period.  As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same as the exercise of options or warrants would be anti-dilutive.

Fair Value of Financial Instruments [Policy Text Block]
i)      Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

·	Level 1 – defined as observable inputs such as quoted prices in active markets;
·	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
·	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Cash consists of cash on deposit with a high quality major financial institution.  The carrying cost approximates fair value due to the liquidity of these deposits.  The carrying amounts of other financial assets and liabilities comprising accounts receivable, accounts payable and accrued liabilities, due to related parties, promissory notes and notes payable, were a reasonable approximation of their fair value.

Income Taxes [Policy Text Block]
j)      Income Taxes

The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

Asset Impairment [Policy Text Block]
k)     Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

Comprehensive Loss [Policy Text Block]
l)      Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive items in the consolidated financial statements.  As at December 31, 2012, 2011 and 2010, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

Equity Instruments [Policy Text Block]
m)    Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction.  The fair value of the common shares issued in exchange for the receipt of goods and services is based on the stock price as of the earliest of:

i)	the date at which the counterparty’s performance is complete;
ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.
The Company has a stock-based compensation plan which is described more fully in Note 9. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable.  Additionally, the Company has determined that the dates used to value the transaction are either:

i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
ii)	The date at which the counter party’s performance is complete.

Recent Accounting Pronouncements [Policy Text Block]
n)    Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” . The updated guidance requires expanded disclosures for amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. Accordingly, the Company will adopt ASU No. 2013-02 commencing  January 1, 2013. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2012-04, ''Technical Corrections and Improvements ". The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.

In August 2012, the FASB issued ASU No. 2012-03, " Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting StandardsUpdate 2010-22 (SEC Update) " in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU No. 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, " Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment " in Accounting Standards Update No. 2012-02. This update amends ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “ Intangibles Goodwill and Other General Intangibles Other than Goodwill” . The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.

NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Combined Income Statement [Table Text Block]
	Year Ended December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$2,718	$-	$2,718

Expenses
Advertising and promotion	-	8,610	-	8,610
Amortization	-	320	-	320
Consulting fees	-	74,136	-	74,136
Filing and stock transfer fees	838	−	-	838
Foreign exchange	-	71,045	(8,847)	62,198
Interest and bank charges	19,097	572	-	19,669
Management fees	78,903	25,153	-	104,056
Office and administrative	13,452	53,212	-	66,664
Professional fees	75,726	48,152	-	123,878
Salaries, wages and benefits	-	445,834	-	445,834
Software development costs	-	179,222	-	179,222
Travel	-	19,490	-	19,490
Total Expenses	188,016	925,746	(8,847)	1,104,915

Net Loss For The Year	$(188,016)	$(923,028)	$8,847	$(1,102,197)

INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory [Table Text Block]
	2012	2011

Computers	$2,765	$23,654
Monitors	31,146	38,389
Printers	-	19,715
Parts and enclosures	291,301	214,624
General	18,996	-
	$344,208	$296,382

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Property and Equipment [Table Text Block]
	2012
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$19,569	$19,144
Computer software	1,324	1,182	142
Office furniture	21,012	6,926	14,086
Equipment	41,882	13,257	28,625
Leasehold improvements	47,628	29,287	18,341

	$150,559	$70,221	$80,338

	2011
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$8,336	$30,377
Computer software	1,324	543	781
Office furniture	14,511	1,716	12,795
Equipment	11,929	3,075	8,854
Leasehold improvements	47,628	14,009	33,619

	$114,105	$27,679	$86,426

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Provision for Income Tax [Table Text Block]
	2012	2011	2010

Computed expected (benefit) income taxes	$(1,023,000)	$(1,004,000)	$(375,000)
Increase in valuation allowance	1,023,000	1,004,000	375,000
	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011	2010

Deferred income tax asset	$2,768,000	$1,744,000	$740,000
Valuation allowance	(2,768,000)	(1,744,000)	(740,000)
	$-	$-	$-

STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54%	66%
Expected option life (in years)	1.00	4.54 – 5.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2010	-	$-	-	$-

Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$-

Granted	300,000	$0.60
Expired	(200,000)	$0.20

Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$-

Exercisable, December 31, 2012	2,040,000	$0.29	2.50	$-

Schedule of Disclosure of Stock Options Outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date
150,000 *	$0.60	February 28, 2013
210,000	$0.60	July 30, 2013
75,000	$0.60	February 28, 2014
105,000	$0.60	July 30, 2014
75,000	$0.60	February 28, 2015
105,000	$0.60	July 30, 2015
2,100,000	$0.20	December 29, 2015
2,820,000

Non-Vested Stock Options [Member]
Schedule of Non-Vested Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08

Non-vested at December 31, 2012	780,000	$0.08

REDEEMABLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Redeemable Preferred Shares [Table Text Block]

	Number of Class A Preferred Shares	Amount

Balance, December 31, 2010	-	$-

Issuance of preferred shares for cash	1,000,000	1,000,000
Issuance of preferred shares upon conversion of note	1,027,945	1,027,945

Balance, December 31, 2012 and 2011	2,027,945	$2,027,945

COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending December 31, 2013	$139,000 (Cdn$138,295)
Fiscal year ending December 31, 2014	11,583 (Cdn$11,525)
$150,583 (Cdn$149,820)

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Financial Instruments at Fair Value [Table Text Block]
DECEMBER 31, 2012	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$143,280	$143,280	$143,280

DECEMBER 31, 2011	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$728,575	$728,575	$728,575

NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 28, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Stock issued for acquisition	4,789,035	4,789,035	4,789,035
Accumulated losses			$ 8,679,129	$ 5,546,177

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Computer hardware [Member]
Amortization declining balance rate	30.00%
Computer software [Member]
Amortization declining balance rate	50.00%
Office furniture [Member]
Amortization declining balance rate	20.00%
Equipment [Member]
Amortization declining balance rate	30.00%

CONVERTIBLE NOTE AND ACCRUED INTEREST PAYABLE (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 15, 2011	Dec. 31, 2012	Aug. 05, 2011
Convertible debenture			$ 1,000,000
Interest rate			10.00%
Debt instrument, convertible, conversion price	$ 1
Stock issued upon conversion of debt	1,027,945	1,027,945
Share Conversion Price July 30, 2012 [Member]
Debt instrument, convertible, conversion price			$ 0.6
Share Conversion Price Between July 31, 2012 and July 30, 2013 [Member]
Debt instrument, convertible, conversion price			$ 1
Share Conversion Price Between July 31, 2013 and July 30, 2015 [Member]
Debt instrument, convertible, conversion price			$ 1.5

RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Narrative) (Details)	1 Months Ended			12 Months Ended			147 Months Ended		12 Months Ended					12 Months Ended
	May 30, 2011 USD ($)	Jan. 28, 2011	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Company Controlled by Officers [Member] USD ($)	Dec. 31, 2012 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Director and Companies Controlled by a Director [Member] USD ($)	Dec. 31, 2011 Director and Companies Controlled by a Director [Member] USD ($)	Dec. 31, 2012 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2011 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2010 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2012 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Companies Controlled by a Director [Member] Management Fees [Member] CAD	Dec. 31, 2011 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Director [Member] USD ($)	Dec. 31, 2010 Director [Member] USD ($)	Dec. 31, 2012 Director [Member] Notes Payable [Member] USD ($)	Dec. 31, 2012 Officers [Member] Notes Payable [Member] USD ($)	Dec. 31, 2011 Officers [Member] Notes Payable [Member] USD ($)	Dec. 31, 2010 Officers [Member] Notes Payable [Member] USD ($)
Related Party Transaction, Amounts of Transaction									$ 256,858	$ 256,327	$ 0						$ 0		$ 0	$ 63,885
Monthly Management Fees																	5,506	5,600
Due to Related Parties								18,815				2,073,965									27,945	0	0	0	0	158
Share-based Compensation				81,178	195,399	0	276,577							50,004	131,118	0
Due from Related Parties													158,474
Stock Issued During Period, Shares, Acquisitions		4,789,035	4,789,035	4,789,035
Equity Issuance, Per Share Amount	$ 0.2		$ 0.2	$ 0.2
Stock Issued During Period, Amount of Debt Settlement	$ 275,783		$ 127,428	$ 957,787
Stock Issued During Period, Amount of Debt Settlement, Shares	1,378,915		637,140	4,789,935

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	34.00%	34.00%	34.00%
Operating Loss Carryforwards	$ 8,140,000	$ 5,131,000	$ 2,177,000

CAPITAL STOCK (Narrative) (Details) (USD $)	1 Months Ended			12 Months Ended
	May 30, 2011	Jan. 28, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized				400,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001
Preferred Stock, Shares Authorized				100,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Stock Issued During Period, Shares, Issued for Cash	3,010,000		10,000,000
Equity Issuance, Per Share Amount	$ 0.2		$ 0.2	$ 0.2
Proceeds from Issuance of Private Placement	$ 602,002		$ 2,000,000	$ 1,000,000
Common Stock, Value, Subscriptions					1,385,000
Stock Issued During Period, Amount of Debt Settlement, Shares	1,378,915		637,140	4,789,935
Stock Issued During Period, Amount of Debt Settlement	$ 275,783		$ 127,428	$ 957,787
Stock Issued During Period, Shares, Acquisitions		4,789,035	4,789,035	4,789,035

STOCK OPTIONS (Narrative) (Details) (USD $)	12 Months Ended			147 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on November 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Date of Grant [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 First Anniversary [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Second Anniversary [Member] Stock options granted on March 1, 2012 [Member]
Maximum number of shares to be granted		6,620,230
Stock options granted						2,400,000		300,000		60,000		360,000	300,000
Stock options exercise price	$ 0.6	$ 0.25				$ 0.2		$ 0.2		$ 0.6		$ 0.6	$ 0.6
Stock options vesting period															50.00%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Share-based Compensation	$ 81,178	$ 195,399	$ 0	$ 276,577	$ 40,146	$ 185,113	$ 29,993	$ 21,832	$ 963	$ 682	$ 9,736	$ 682		$ 340
Total unrecognized compensation cost related to non-vested stock options	$ 9,460	$ 71,342		$ 9,460
Weighted average grant date fair value price per share	$ 0.001	$ 0.1

REDEEMABLE PREFERRED STOCK (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 15, 2011	May 30, 2011	Jan. 31, 2011	Dec. 31, 2012
Preferred Stock, Shares Authorized				100,000,000
Preferred Stock, Dividend Rate, Percentage				10.00%
Temporary Equity, Redemption Price Per Share				$ 1
Equity Issuance, Per Share Amount		$ 0.2	$ 0.2	$ 0.2
Proceeds from Issuance of Private Placement		$ 602,002	$ 2,000,000	$ 1,000,000
Stock issued upon conversion of debt	1,027,945			1,027,945
Common shares converted up to July 31, 2012 [Member]
Preferred Stock, Conversion Price				$ 0.6
Common shares converted between August 1, 2012 and July 31, 2013 [Member]
Preferred Stock, Conversion Price				$ 1
Common shares converted between August 1, 2013 and July 31, 2013 [Member]
Preferred Stock, Conversion Price				$ 1.5
Class A Preferred Shares [Member]
Preferred Stock, Shares Authorized				25,000,000
Preferred Stock, Conversion Price				$ 1
Stock Issued During Period, Shares, New Issues				1,000,000

COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitment, Monthly Amount	$ 6,000

Schedule of Condensed Combined Income Statement (Details) (USD $)	3 Months Ended	12 Months Ended												147 Months Ended
	Dec. 31, 2000	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2012
Revenue		$ 146,619	$ 84,145	$ 2,718										$ 239,633
Advertising and promotion		89,126	149,372	8,610										244,926
Amortization		42,918	26,284	320										69,498
Consulting fees		94,880	277,825	74,136										458,362
Filing and stock transfer fees		11,730	13,997	838										42,745
Foreign exchange		17,380	(8,252)	(62,198)										(314,647)
Interest and bank charges		210,352	56,147	19,669										480,543
Management fees		256,962	242,326	104,056										793,566
Office and administrative		428,285	527,438	66,664										995,014
Professional fees		159,262	98,617	123,878										669,451
Rent		203,931	178,706	0										421,524
Salaries, wages and benefits		1,675,220	1,135,857	445,834										3,250,398
Software development costs		0	442,579	179,222										638,660
Travel		124,285	102,744	19,490										288,102
Total Expenses		3,279,571	3,260,144	1,104,915										8,882,050
Net loss for the year	(7,310)	(3,132,952)	(3,175,999)	(1,102,197)	(351,291)	(104,412)	(74,191)	(67,488)	(49,562)	(72,049)	(271,508)	(24,972)	(54,811)	(8,642,417)
Qwick Media Inc. [Member]
Revenue				0
Advertising and promotion				0
Amortization				0
Consulting fees				0
Filing and stock transfer fees				838
Foreign exchange				0
Interest and bank charges				19,097
Management fees				78,903
Office and administrative				13,452
Professional fees				75,726
Salaries, wages and benefits				0
Software development costs				0
Travel				0
Total Expenses				188,016
Net loss for the year				(188,016)
Qeyos Ad Systems Inc. [Member]
Revenue				2,718
Advertising and promotion				8,610
Amortization				320
Consulting fees				74,136
Foreign exchange				71,045
Interest and bank charges				572
Management fees				25,153
Office and administrative				53,212
Professional fees				48,152
Salaries, wages and benefits				445,834
Software development costs				179,222
Travel				19,490
Total Expenses				925,746
Net loss for the year				(923,028)
Intercompany Adjusments [Member]
Revenue				0
Advertising and promotion				0
Amortization				0
Consulting fees				0
Filing and stock transfer fees				0
Foreign exchange				(8,847)
Interest and bank charges				0
Management fees				0
Office and administrative				0
Professional fees				0
Salaries, wages and benefits				0
Software development costs				0
Travel				0
Total Expenses				(8,847)
Net loss for the year				8,847
Combined [Member]
Revenue				2,718
Advertising and promotion				8,610
Amortization				320
Consulting fees				74,136
Filing and stock transfer fees				838
Foreign exchange				62,198
Interest and bank charges				19,669
Management fees				104,056
Office and administrative				66,664
Professional fees				123,878
Salaries, wages and benefits				445,834
Software development costs				179,222
Travel				19,490
Total Expenses				1,104,915
Net loss for the year				$ (1,102,197)

Schedule of Inventory (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory	$ 344,208	$ 296,382
Computers [Member]
Inventory	2,765	23,654
Monitors [Member]
Inventory	31,146	38,389
Printers [Member]
Inventory	0	19,715
Parts and enclosures [Member]
Inventory	291,301	214,624
General [Member]
Inventory	$ 18,996	$ 0

Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 150,559	$ 114,105
Accumulated Amortization	70,221	27,679
Net Book Value	80,338	86,426
Computer hardware [Member]
Cost	38,713	38,713
Accumulated Amortization	19,569	8,336
Net Book Value	19,144	30,377
Computer software [Member]
Cost	1,324	1,324
Accumulated Amortization	1,182	543
Net Book Value	142	781
Office furniture [Member]
Cost	21,012	14,511
Accumulated Amortization	6,926	1,716
Net Book Value	14,086	12,795
Equipment [Member]
Cost	41,882	11,929
Accumulated Amortization	13,257	3,075
Net Book Value	28,625	8,854
Leasehold improvements [Member]
Cost	47,628	47,628
Accumulated Amortization	29,287	14,009
Net Book Value	$ 18,341	$ 33,619

Schedule of Provision for Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed expected (benefit) income taxes	$ (1,023,000)	$ (1,004,000)	$ (375,000)
Increase in valuation allowance	1,023,000	1,004,000	375,000
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax asset	$ 2,768,000	$ 1,744,000	$ 740,000
Valuation allowance	(2,768,000)	(1,744,000)	(740,000)
Deferred Tax Assets, Net, Total	$ 0	$ 0	$ 0

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54.00%	66.00%
Expected option life	1 year
Minimum [Member]
Expected option life		4 years 6 months 14 days
Maximum [Member]
Expected option life		5 years

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options, Outstanding, Beginning of the Period	2,720,000	0
Weighted Average Exercise Price, Beginning of the Period	$ 0.26	$ 0
Weighted Average Remaining Contractual Term, Beginning of the Period	4 years 11 months 23 days	0 years
Aggregate Intrinsic Value, Beginning of the Period	$ 0	$ 0
Number of Options, Granted in Period	300,000	3,120,000
Weighted Average Exercise Price, Grants in Period	$ 0.6	$ 0.25
Number of Options Cancelled		(400,000)
Weighted Average Exercise Price, Options Cancelled		$ 0.2
Number of Options, Expired	(200,000)
Weighted Average Exercise Price, Options Expired	$ 0.2
Number of Options, End of the Period	2,820,000	2,720,000
Weighted Average Exercise Price, End of the Period	$ 0.3	$ 0.26
Weighted Average Remaining Contractual Term, End of Period	2 years 6 months 22 days	4 years 11 months 23 days
Aggregate Intrinsic Value, End of Period	0	0
Number of Options, Exercisable End of the Period	2,040,000
Weighted Average Exercise Price, Exercisable, End of the Period	$ 0.29
Weighted Average Remaining Contractual Term, Exercisable, End of the Period	2 years 6 months
Aggregate Intrinsic Value, Exercisable, End of the Period	$ 0

Schedule of Non-Vested Stock Options, Activity (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Non-Vested Stock Options [Member]	Dec. 31, 2012 Non-Vested Stock Options [Member]
Number of Options, Outstanding, Beginning of the Period	2,720,000	0	0	1,360,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.26	$ 0	$ 0	$ 0.1
Number of Options, Granted in Period	300,000	3,120,000	3,120,000	300,000
Weighted Average Grant Date Fair Value, Options Granted	$ 0.001	$ 0.1	$ 0.1	$ 0.001
Number of Options Cancelled		(400,000)	(400,000)
Weighted Average Grant Date Fair Value		$ 0.2	$ 0.1
Number of Options Vested			$ (1,360,000)	$ (830,000)
Weighted Average Grant Date Fair Value, Options Vested			$ 0.1	$ 0.08
Number of Options, Expired	(200,000)			(50,000)
Weighted Average Exercise Price, Options Expired	$ 0.2			$ 0.11
Number of Options, End of the Period	2,820,000	2,720,000		780,000
Weighted Average Exercise Price, End of the Period	$ 0.3	$ 0.26		$ 0.08

Schedule of Disclosure of Stock Options Outstanding (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options	2,820,000	2,720,000	0
Stock Options Exercise Price	$ 0.3	$ 0.26	$ 0
Expires February 28, 2013 [Member]
Number of Options	150,000
Stock Options Exercise Price	$ 0.6
Expires July 30, 2013 [Member]
Number of Options	210,000
Stock Options Exercise Price	$ 0.6
Expires February 28, 2014 [Member]
Number of Options	75,000
Stock Options Exercise Price	$ 0.6
Expires July 30, 2014 [Member]
Number of Options	105,000
Stock Options Exercise Price	$ 0.6
Expires February 28, 2015 [Member]
Number of Options	75,000
Stock Options Exercise Price	$ 0.6
Expires July 30, 2015 [Member]
Number of Options	105,000
Stock Options Exercise Price	$ 0.6
Expires December 29, 2015 [Member]
Number of Options	2,100,000
Stock Options Exercise Price	$ 0.2

Schedule of Redeemable Preferred Shares (Details) (Class A Preferred Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Class A Preferred Shares [Member]
Beginning Balance (Shares)		0
Balance, December 31, 2010		$ 0
Issuance of preferred shares for cash (shares)	1,000,000
Issuance of preferred shares for cash	1,000,000
Issuance of preferred shares upon conversion of note (shares)	1,027,945
Issuance of preferred shares upon conversion of note	1,027,945
Ending Balance (Shares)	2,027,945	0
Balance, December 31, 2012 and 2011	$ 2,027,945	$ 0

Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Operating Leases, Future Minimum Payments Due, Current	$ 139,000	138,295
Operating Leases, Future Minimum Payments, Due in Two Years	11,583	11,525
Operating Leases, Future Minimum Payments Due	$ 150,583	149,820

Schedule of Financial Instruments at Fair Value (Details) (Fair Value, Inputs, Level 1 [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Cash, Held-For-Trading	$ 143,280	$ 728,575
Cash Equivalents, at Carrying Value	143,280	728,575
Cash and Cash Equivalents, Fair Value Disclosure	$ 143,280	$ 728,575